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Capital Income Builder

Semi-annual report for the six months ended April 30, 2002

[cover: close-up of evergreen tree in forest]


CAPITAL INCOME BUILDER

CAPITAL INCOME BUILDER(r) is one of the 29 American Funds,(sm) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Capital Income Builder seeks to provide a growing dividend - with higher income distributions every quarter to the extent possible - together with a current yield exceeding that of U.S. stocks generally.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all dividends reinvested for periods ended March 31, 2002 (the most recent calendar quarter):

                                        1 year   5 years   10 years

Class A shares                          +3.35%   +8.85%    +11.22%
reflecting 5.75% maximum sales charge

Results for other share classes can be found on the inside back cover. Please see the back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

The fund's 30-day yield for Class A shares as of May 31, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 3.66%.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS AND POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE FUND'S PROSPECTUS.



FELLOW SHAREHOLDERS:

In a turbulent period for financial markets, Capital Income Builder continued to show its mettle. The fund gained 9.0% for the six months ended April 30, reflecting not only above-average dividend income but a healthy measure of capital appreciation as well.

Capital Income Builder's strong total return placed it comfortably ahead of its relevant benchmarks. The broader stock market, as measured by the unmanaged Standard & Poor's 500 Composite Index, rose 2.3% for the six months, while the 104 income funds tracked by Lipper rose 3.0%.

[Begin Sidebar]
The fund's strong six-month gain reflected above-average dividend income and a healthy measure of capital appreciation.
[End Sidebar]

The fund also maintained its advantage over longer time frames. For the 12 months ended April 30 - a period encompassing steep stock losses and the September terrorist attacks - Capital Income Builder returned 8.8%, a sharp contrast to the 12.6% decline in the S&P 500 and well above the 0.4% return for the Lipper income fund average. That resilience, characteristic of the fund, has helped Capital Income Builder achieve an average annual return of 11.7% since beginning operations in July of 1987 - outpacing the 11.3% return of the S&P 500 and the 10.0% average annual return of its peers over the same period.

STEADY DIVIDENDS IN A LOW-INCOME ENVIRONMENT

In keeping with its central objective, the fund continued to provide shareholders with generous income, even as stock yields remained stubbornly low. As the chart below shows, Capital Income Builder's dividend rate as of April 30 was more than three times higher than that of stocks in general and significantly ahead of the majority of its peers.

[Begin Sidebar]

ABOVE-AVERAGE INCOME
12-month dividend rates as of April 30
[begin bar chart]

Capital Income Builder      4.6%
S&P 500                     1.5%
Lipper Income Fund Average  3.4%

[end chart]
Source: Lipper
[End Sidebar]

The fund's income grew a modest 0.8% for the full year for shareholders who reinvested the December capital gain distribution of $1.17 a share. Longer term, the fund's growth of income has been impressive: 128.6% since its first full-quarter payment in December 1987, a compound growth rate of 5.9% a year.

Although we strive to increase income distributions every quarter, we must balance this goal with careful attention to risk. As we mentioned in our annual report, the low income environment has made it a challenge to maintain the dividend, and more difficult still to raise it. Capital Income Builder's quarterly dividend for June remained level with the March payment of 51 cents a share and was virtually level with the December dividend, after adjusting for new shares acquired with reinvestment of the capital gain distribution. (The nominal dividend for March was lowered to account for this capital gain adjustment, as the stair-step chart below shows.)

MAKING STRIDES IN UNCERTAIN TIMES

Financial markets seesawed during the six months as investors weighed encouraging signs of an economic turnaround against concerns about corporate accounting practices and persistent earnings weakness. Stocks rallied through December, retreated early in 2002, only to rise again in March before fizzling once more in April. Technology and other troubled areas fluctuated most dramatically, but other sectors traced a similar pattern. Bonds also weakened at the prospect of interest rates rising as the economy recovers.

[Begin Sidebar]
CIB'S QUARTERLY DIVIDENDS COMPARED WITH INFLATION
Dividends as declared and as adjusted for reinvested capital gains (cents per share)

[begin bar chart]

                                          Additional income earned          Inflation=
                                          on initial shares if the          Consumer Price
                                          capital gain distributions        Index (through
Fiscal Quarters          Dividend         were reinvested                   September 1999)

4 Aug-Oct 1987           22*              -                                 -
1 Nov-Jan 1988           28               -                                 100
2 Feb-Apr 1988           28.5             -                                 101
3 May-Jul 1988           29               -                                 102.3
4 Aug-Oct 1988           29.5             -                                 103.8
1 Nov-Jan 1989           30               -                                 104.4
2 Feb-Apr 1989           30.5             -                                 106
3 May-Jul 1989           31               -                                 107.5
4 Aug-Oct 1989           31.5             -                                 108.3
1 Nov-Jan 1990           32.5             -                                 109.3
2 Feb-Apr 1990           33               -                                 111.5
3 May-Jul 1990           33.5             -                                 112.6
4 Aug-Oct 1990           34               -                                 115
1 Nov-Jan 1991           34.5             -                                 115.9
2 Feb-Apr 1991           35               -                                 117
3 May-Jul 1991           35.5             -                                 117.9
4 Aug-Oct 1991           36               -                                 118.9
1 Nov-Jan 1992           36.5             -                                 119.5
2 Feb-Apr 1992           37               .3                                120.7
3 May-Jul 1992           37.5             .3                                121.5
4 Aug-Oct 1992           38               .3                                122.4
1 Nov-Jan 1993           38.5             .3                                123
2 Feb-Apr 1993           39               .5                                124.4
3 May-Jul 1993           39.5             .5                                125.1
4 Aug-Oct 1993           40               .5                                125.7
1 Nov-Jan 1994           40.5             .5                                126.3
2 Feb-Apr 1994           41               .6                                127.6
3 May-Jul 1994           41.5             .6                                128.2
4 Aug-Oct 1994           42               .6                                129.5
1 Nov-Jan 1995           42.5             .6                                129.7
2 Feb-Apr 1995           43               .8                                131.2
3 May-Jul 1995           43.5             .8                                132.1
4 Aug-Oct 1995           44               .8                                132.8
1 Nov-Jan 1996           44.5             .8                                133
2 Feb-Apr 1996           45               1.4                               134.9
3 May-Jul 1996           45.5             1.5                               135.8
4 Aug-Oct 1996           46               1.5                               136.7
1 Nov-Jan 1997           46.5             1.5                               137.4
2 Feb-Apr 1997           46.5             1.6                               137.4
3 May-Jul 1997           47.0             2.4                               138.9
4 Aug-Oct 1997           47.5             2.4                               139.7
1 Nov-Jan 1998           48.0             1.6                               139.8
2 Feb-Apr 1998           48.0             4.2                               140.6
3 May-Jul 1998           48.5             4.2                               141.2
4 Aug-Oct 1998           49.0             4.3                               141.8
1 Nov-Jan 1999           49.5             4.3                               142.0
2 Feb-Apr 1999           48.0             7.3                               143.0
3 May-Jul 1999           48.5             7.4                               144.0
4 Aug-Oct 1999           49.0             7.5                               145.5
1 Nov-Jan 2000           49.5             7.6                               145.8
2 Feb-Apr 2000           49.5             9.7                               148.4
3 May-Jul 2000           50.0             9.8                               149.4
4 Aug-Oct 2000           50.5             9.9                               150.5
1 Nov-Jan 2001           51.0            10.0                               150.8
2 Feb-Apr 2001           51.5            11.4                               152.7
3 May-Jul 2001           52.0            11.5                               154.2
4 Aug-Oct 2001           52.5            11.7                               154.5
1 Nov-Jan 2002           52.5            11.7                               153.1
2 Feb-Apr 2002           51.0            13.0                               154.9
3 May-Jul 2002           51.0            13.0

[End Bar Chart]

[end chart]
(index: December 1987=100)


Fiscal quarters:
1 November-January
2 February-April
3 May-July
4 August-October

*Not a full quarter
[End Sidebar]

Capital Income Builder held its own amid this uncertainty. A number of the industries that have been central to the fund - such as banks, consumer products, materials and energy - generally rose in price as investors sought more stable, dividend-focused stocks. The portfolio's small exposure to technology and telecommunications also proved to be an advantage.

PRICE GAINS AND ATTRACTIVE INCOME

Good individual stock selection helped boost returns. Contributing to the fund's superior results were a number of larger portfolio holdings that, in addition to providing attractive yields, posted price increases. Banks, the fund's biggest industry concentration, were particularly strong; solid gainers included longtime holdings Bank of America, National City Corp., Bank of Nova Scotia and Wachovia. Also of note were real estate investment trusts Archstone-Smith Trust and Health Care Property Investors, Scandinavian paper firms M-real Oyj and Norske Skogindustrier, and a number of insurers that bounced back from declines following the September attacks.

With short-term yields at their lowest levels in decades, we have reduced the fund's position in cash and equivalents to just over 6% of net assets from 11% six months ago. At the same time, we have increased the portfolio's bond exposure to over one quarter of net assets. Bond holdings - mostly a high-quality combination of investment-grade corporate issues, mortgage- and asset-backed securities and U.S. Treasuries - continue to help the fund meet its income objective. They also provide us with the flexibility to invest in lower yielding stocks with potentially above-average income growth.

THE APPEAL OF A DIVIDEND APPROACH

Mounting evidence suggests that we have seen the worst of our economic difficulties. Housing and auto sales have strengthened, inventories have shrunk and production has begun to rise. Still, there is reason for caution. Corporate earnings remain sluggish even as the economy has moved along the path to growth. Uncertainty about the pace of recovery has kept markets skittish and it could be some time before investor confidence returns with any vigor.

Fortunately, this is an environment with which we have a good deal of experience - and one to which Capital Income Builder's focus on companies with attractive dividend prospects is particularly well suited. The market turbulence has also broadened the appeal of an income approach to investing, a trend that has helped increase fund assets nearly 20% in the past six months. We welcome the many new shareholders who have joined us and appreciate your confidence in our helping you meet your long-term financial goals.

We look forward to reporting to you again in six months.

Cordially,

/s/ James B. Lovelace
James B. Lovelace
Chairman of the Board

/s/ Catherine M. Ward
Catherine M. Ward
President

June 14, 2002

We wish to note that Paul Haaga has stepped down as Capital Income Builder's chairman of the board, a position he has held since 1998. He will continue to serve the fund as vice chairman. James Lovelace, previously the fund's president, is now chairman. Catherine Ward, previously executive vice president, is Capital Income Builder's new president.


Capital Income Builder, Inc.
Investment portfolio, April 30, 2002
                                                                                                        unaudited
                                                                                             Shares/
                                                                                           principal       Market
                                                                                              amount        value
Equity securities                                                                                           (000)

ENERGY
OIL & GAS  -  3.72%
BP PLC (ADR)                                                                                 500,000    $   25,400
ChevronTexaco Corp.                                                                        1,100,000        95,381
Fortum Oyj                                                                                 5,179,600        28,378
Fortum Oyj                                                                                 1,650,000         9,040
Kerr-McGee Corp.                                                                             282,800        16,911
Royal Dutch Petroleum Co. (New York registered)                                            1,180,000        61,667
"Shell" Transport and Trading Co., PLC                                                     2,900,000       125,135
 (New York registered) (ADR)
TonenGeneral Sekiyu KK                                                                     2,000,000        15,076
                                                                                                           367,948

MATERIALS
CHEMICALS  -  0.42%
Dow Chemical Co.                                                                           1,323,100        42,075

METALS & MINING  -  0.91%
Hoganas AB, Class B                                                                          940,000        19,411
WMC Ltd.                                                                                   7,443,800        36,891
Worthington Industries, Inc.                                                               2,261,900        33,476

PAPER & FOREST PRODUCTS  -  2.64%
Georgia-Pacific Corp., Georgia-Pacific Group                                                 990,000        31,630
 7.50% PEPS convertible preferred 2002, units
Holmen AB, Class B                                                                           650,000        15,828
MeadWestvaco Corp. (formerly Westvaco Corp.)                                               1,164,000        34,175
M-real Oyj, Class B                                                                        5,050,000        40,728
M-real Oyj, Class B                                                                        1,913,600        15,433
Norske Skogindustrier ASA, Class A                                                         3,062,500        54,544
PaperlinX Ltd.                                                                             4,500,000        12,688
Rayonier Inc.                                                                                400,000        23,468
Stora Enso Oyj, Class R                                                                    1,250,000        15,894
Stora Enso Oyj, Class R                                                                      250,000         3,179
UPM-Kymmene Corp.                                                                            912,800        31,914
                                                                                                           392,722

CAPITAL GOODS
AEROSPACE & DEFENSE  -  0.35%
Northrop Grumman Corp. 7.25% convertible                                                      63,640         8,210
 preferred 2004, units
RC Trust I 8.25% convertible preferred 2006, units                                           382,000        26,832

BUILDING PRODUCTS  -  0.72%
Geberit AG                                                                                   158,000        41,934
Uponor Oyj                                                                                 1,398,000        29,604

ELECTRICAL EQUIPMENT  -  0.56%
Hubbell Inc., Class B                                                                      1,605,000        55,260

INDUSTRIAL CONGLOMERATES  -  0.12%
Hunting PLC                                                                                4,260,000        11,984

MACHINERY  -  0.52%
Cummins Capital Trust I 7.00% QUIPS                                                          100,000         5,519
convertible preferred 2031  (1)
IHC Caland NV                                                                                813,513        45,706
                                                                                                           225,049

COMMERCIAL SERVICES & SUPPLIES
COMMERCIAL SERVICES & SUPPLIES  -  0.62%
Michael Page International PLC (2)                                                        22,353,300        61,254
Michael Page International PLC (2)                                                        14,800,000        40,556

TRANSPORTATION
AIRLINES  -  0.20%
Qantas Airways Ltd.                                                                        8,364,500        20,254

ROAD & RAIL  -  0.18%
GATX Corp. 7.50% convertible note 2007 (1)                                               $5,000,000          5,837
SMRT Corp. Ltd.                                                                           34,163,000        12,531
SMRT Corp. Ltd.                                                                           19,300,000         7,079

TRANSPORTATION INFRASTRUCTURE  -  0.89%
Aurea Concesiones de Infraestructuras SA                                                   3,300,000        65,985
BRISA-Auto-Estradas de Portugal, SA                                                        4,340,000        21,509
BRISA-Auto-Estradas de Portugal, SA                                                        2,690,000        13,332
                                                                                                           126,116

AUTOMOBILES & COMPONENTS
AUTOMOBILES  -  1.28%
Ford Motor Co.                                                                             1,200,000        19,200
Ford Motor Company Capital Trust II 6.50%                                                $1,712,500         96,379
cumulative convertible trust preferred 2032
General Motors Corp., Series B, 5.25%                                                      $366,000         10,522
convertible debentures 2032
                                                                                                           126,101

CONSUMER DURABLES & APPAREL
HOUSEHOLD DURABLES  -  0.18%
Ekornes ASA                                                                                1,455,425        17,512

TEXTILES, APPAREL & LUXURY GOODS  -  0.35%
Texwinca Holdings Ltd.                                                                    56,500,000        35,136
                                                                                                            52,648

HOTELS, RESTAURANTS & LEISURE
HOTELS, RESTAURANTS & LEISURE  -  0.35%
Six Continents PLC                                                                         3,090,638        34,215

MEDIA
MEDIA  -  0.23%
SCMP Group Ltd. (formerly South China                                                     34,228,000        22,383
Morning Post (Holdings) Ltd.)

RETAILING
SPECIALTY RETAIL  -  0.09%
DFS Furniture Co. PLC                                                                      1,391,430         9,289

FOOD, BEVERAGE & TOBACCO
BEVERAGES  -  0.53%
Foster's Group Ltd.                                                                       20,515,836        52,217

FOOD PRODUCTS  -  2.47%
ConAgra Foods, Inc.                                                                          500,000        12,250
General Mills, Inc.                                                                        1,250,000        55,062
H.J. Heinz Co.                                                                             2,150,000        90,278
Kellogg Co.                                                                                  650,000        23,348
Sara Lee Corp.                                                                             3,000,000        63,540

TOBACCO  -  6.06%
Altadis SA                                                                                 2,624,995        55,445
Gallaher Group PLC                                                                        15,135,292       131,264
Imperial Tobacco Ltd.                                                                      1,400,000        19,835
Philip Morris Companies Inc.                                                               3,865,000       210,372
R.J. Reynolds Tobacco Holdings, Inc.                                                       1,450,000       100,340
UST Inc.                                                                                   2,050,000        81,590
                                                                                                           895,541

HOUSEHOLD & PERSONAL PRODUCTS
HOUSEHOLD PRODUCTS  -  0.27%
WD-40 Co. (2)                                                                                982,050        26,849

BANKS
BANKS  -  12.35%
Alliance & Leicester PLC                                                                   4,450,000        60,128
Allied Irish Banks, PLC                                                                    2,018,179        26,642
AmSouth Bancorporation                                                                     1,500,000        34,065
Australia and New Zealand Banking Group Ltd.                                               2,456,986        25,094
Bank of America Corp.                                                                      1,670,000       121,042
Bank of Ireland                                                                            5,958,532        69,532
Bank of Nova Scotia                                                                        4,241,600       145,940
BANK ONE CORP.                                                                               125,000         5,109
Comerica Inc.                                                                                750,000        47,137
Commonwealth Bank of Australia                                                             1,821,060        32,190
Hang Seng Bank Ltd.                                                                        2,420,000        27,694
HSBC Holdings PLC                                                                          3,937,184        46,824
JCG Holdings Ltd.                                                                         29,432,000        17,077
Lloyds TSB Group PLC                                                                       7,900,000        90,854
National Australia Bank Ltd.                                                               1,436,854        26,868
National City Corp.                                                                        3,225,000       100,620
Royal Bank of Canada                                                                       1,950,000        68,362
Societe Generale                                                                             407,200        27,887
United Bankshares, Inc.                                                                    1,775,000        56,800
Wachovia Corp.                                                                             2,598,000        98,828
Wachovia Corp., preferred                                                                  2,300,000           575
Washington Mutual, Inc.                                                                      750,000        28,297
Westpac Banking Corp.                                                                      7,293,755        63,738
                                                                                                         1,221,303

DIVERSIFIED FINANCIALS
DIVERSIFIED FINANCIALS  -  2.02%
ING Groep NV                                                                               3,475,000        91,748
J.P. Morgan Chase & Co.                                                                    3,064,000       107,546
                                                                                                           199,294

INSURANCE
INSURANCE  -  2.42%
Irish Life & Permanent PLC                                                                 4,886,364        66,487
Lincoln National Corp.                                                                     1,270,000        60,833
St. Paul Companies, Inc.                                                                     750,000        37,357
XL Capital Ltd., Class A                                                                     792,800        74,801
                                                                                                           239,478

REAL ESTATE
REAL ESTATE  -  7.45%
AMB Property Corp.                                                                         1,625,000        45,565
Apartment Investment and Management Co., Class A                                           1,175,000        57,692
Archstone-Smith Trust                                                                      4,784,585       128,992
Capital & Regional PLC (2)                                                                 5,120,000        21,269
Equity Office Properties Trust                                                             1,680,000        48,098
Equity Residential Properties Trust                                                        1,090,000        30,738
Hang Lung Group Ltd.                                                                       8,310,000         7,672
Hang Lung Properties Ltd.                                                                 24,350,000        27,320
Health Care Property Investors, Inc.                                                       2,020,000        82,477
HKR International Ltd.                                                                    21,778,500         6,213
Hongkong Land Holdings Ltd.                                                               25,496,900        44,110
Kerry Properties Ltd.                                                                     41,810,851        44,497
Kimco Realty Corp.                                                                         2,447,250        78,557
Nationwide Health Properties, Inc.                                                         1,400,000        26,040
ProLogis Trust                                                                               762,346        16,924
Weingarten Realty Investors                                                                1,966,500        70,007
                                                                                                           736,171

SOFTWARE & SERVICES
IT CONSULTING & SERVICES  -  0.38%
Electronic Data Systems Corp. 7.625%                                                         779,500        37,494
FELINE PRIDES convertible preferred 2004

TECHNOLOGY HARDWARE & EQUIPMENT
ELECTRONIC EQUIPMENT & INSTRUMENTS  -  0.34%
Solectron Corp. 0% LYON convertible notes 2020                                          $51,000,000         23,843
Solectron Corp. 0% LYON convertible notes 2020                                          $17,000,000          9,775
                                                                                                            33,618

TELECOMMUNICATION SERVICES
DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.17%
Hellenic Telecommunications Organization SA                                                3,500,000        54,120
SBC Communications Inc.                                                                    1,400,000        43,484
Swisscom AG                                                                                  251,391        75,108
Telecom Corp. of New Zealand Ltd.                                                         12,240,000        26,383
WorldCom, Inc. - MCI Group                                                                 4,000,000        15,004

WIRELESS TELECOMMUNICATION SERVICES  -  0.12%
AT&T Broadband 7.00% PIES convertible preferred 2002                                         707,000        12,118
                                                                                                           226,217

UTILITIES
ELECTRIC UTILITIES  -  8.81%
Ameren Corp. 9.75% ACES convertible                                                        $680,000         17,978
 debentures 2005, units
Beijing Datang Power Generation Co. Ltd., Class H                                         60,500,000        23,466
Consolidated Edison, Inc.                                                                  1,234,000        53,790
Dominion Resources, Inc.                                                                     450,000        29,889
FirstEnergy Corp. (formerly GPU, Inc.)                                                     1,800,000        59,940
Innogy Holdings PLC                                                                        2,300,000         9,136
National Grid Group PLC                                                                   16,500,000       118,328
Pinnacle West Capital Corp.                                                                1,650,000        72,303
PowerGen PLC                                                                               6,500,000        73,190
Scottish and Southern Energy PLC                                                           5,100,000        50,178
Scottish Power PLC                                                                        25,090,468       144,459
Shandong International Power Development                                                  39,820,000        10,212
 Co. Ltd., Class H
Southern Co.                                                                               3,462,100        98,151
TXU Corp.                                                                                    900,000        48,978
TXU Corp., Series C, 8.75% convertible                                                     1,075,000        60,953
 preferred 2004, units

GAS UTILITIES  -  1.82%
El Paso Corp. 6.625% FELINE PRIDES                                                           100,000         2,675
 convertible preferred 2002
NiSource Inc.                                                                              7,979,000       176,336
NiSource Inc. 0% convertible preferred 2004 (3)                                              330,799           761

MULTI-UTILITIES & UNREGULATED POWER  -  1.48%
Duke Energy Corp. 8.25% convertible                                                        1,351,600        34,858
 preferred 2004, units
United Utilities PLC                                                                       3,930,000        37,721
Williams Companies, Inc.                                                                   3,840,650        73,356

WATER UTILITIES  -  0.82%
American Water Works Co., Inc.                                                             1,850,000        80,845
                                                                                                         1,277,503

Miscellaneous  -  3.96%
Lyondell Petrochemical Co.                                                                      4,000       59,120
Enbridge Inc.                                                                                     529       15,504
Dominion Resources, Inc. 9.50% PIES convertible preferred 2004                                     93        5,791
CENTURYTEL 6.875% CV PFD UNITS 3/15/05  (ACES)                                                    320        7,782
Solectron Corp. 7.25% convertible preferred 2004, units                                         1,560       32,994
Vornado Realty Trust                                                                              793       34,962
Pan Pacific Retail Properties, Inc.                                                               591       18,716
Hang Lung Properties Ltd. 5.50% convertible preferred                                           9,000        7,785
Boston Properties, Inc.                                                                         1,125       43,852
TOWER Ltd.                                                                                      7,007       15,385
Mercury General Corp.                                                                             182        9,075
Dah Sing Financial Holdings Ltd.                                                                1,290        6,583
Dixons Group PLC                                                                                5,785       19,161
GATX Corp.                                                                                      2,300       73,646
Sporax-Sarco Engineering PLC                                                                      723        4,785
Shui On Construction and Materials Ltd.                                                         1,888        1,586
Bristol-Myers Squibb Co.                                                                          300        8,640
Ultraframe PLC                                                                                  1,638        7,792
TEMPLE INLAND 7.5% CV PFD 5/17/05 (3)                                                             355       18,154
Other equity securities in initial                                                                         391,313
 period of acquisition


Total equity securities (cost: $5,273,774,000)                                                           6,702,506



                                                                                           Principal       Market
                                                                                              amount        value
Fixed income securities                                                                        (000)        (000)
Corporate, mortgage- & asset-backed
 securities - 15.14%
Aetna Inc. 7.375% 2006                                                                       $10,000      $10,185
AIG SunAmerica Global Financing II                                                             20,000       21,760
7.60% 2005 (1)
Airplanes Pass Through Trust: (4)
 Class B, 2.61% 2019 (5)                                                                       19,200       14,400
 Class C, 8.15% 2019(6)                                                                         2,869        1,004
Allegheny Technologies, Inc. 8.375% 2011 (1)                                                    8,000        8,278
Allegiance Corp. 7.80% 2016                                                                     3,000        3,333
Allstate Corp. 5.375% 2006                                                                     20,000       20,139
Allstate Financial Global Funding                                                              15,000       14,954
 LLC 5.25% 2007 (1)
American Airlines Inc., Series 2001-2,                                                         10,560       11,103
 Class B, 8.608% 2011 (1)
ArvinMeritor, Inc. 8.75% 2012                                                                   5,000        5,322
AT&T Corp.: (1)
 6.50% 2006                                                                                    10,000        9,671
 7.30% 2011                                                                                    10,000        9,199
AT&T Wireless Services, Inc.:
 7.35% 2006                                                                                     1,000          998
 7.875% 2011                                                                                    7,715        7,329
 8.125% 2012                                                                                   37,500       36,819
TeleCorp PCS, Inc. 10.625% 2010                                                                 2,375        2,684
Atlas Air, Inc., Pass Through Trusts,
 Series 1998-1:(4)
 Class B, 7.68% 2014                                                                            4,464        4,004
 Class A, 7.38% 2018                                                                            3,711        3,406
BAE SYSTEMS PLC, Series 2001, Class B,                                                         13,469       13,776
 7.156% 2011 (1) (4)
Bank of America Corp. 5.25% 2007                                                               20,000       19,971
BANK ONE CORP. NA 5.50% 2007                                                                   20,000       20,210
Bear Stearns Commercial Mortgage
 Securities Inc.: (4)
 Series 1999-WF2, Class A-1, 6.80% 2031                                                        25,856       27,226
 Series 2002-HOME, Class A, 2.479% 2013 (1)  (5)                                               25,720       25,720
BHP Finance Ltd. 6.69% 2006                                                                     6,480        6,762
British Airways PLC 8.75% 2016 (5)                                                       Pound 12,700        16,543
British Telecommunications PLC 7.875% 2005 (5)                                                 15,000       16,045
Capital One Bank 6.875% 2006                                                                   12,500       12,362
CenturyTel, Inc., Series H, 8.375% 2010                                                         8,000        8,334
Chase Commercial Mortgage Securities Corp.: (4)
 Series 1998-2, Class A-1, 6.025% 2030                                                         21,211       21,952
 Series 2000-1, Class A-1, 7.656% 2032                                                          9,129        9,869
CIT Group, Inc. 7.375% 2007                                                                    12,000       11,786
Clear Channel Communications, Inc.:
 6.625% 2008                                                                                    8,245        8,047
 7.65% 2010                                                                                     8,160        8,235
Coastal Corp.:
 6.50% 2008                                                                                     5,000        4,877
 7.75% 2010                                                                                     8,000        8,245
Gemstone Investor Limited 7.71% 2004 (1)                                                       11,000       11,094
Coast-to-Coast Motor Vehicle Owner Trust,                                                      10,300       10,781
 Series 2000-A, Class A-4, MBIA Insured,
 7.33% 2006 (1)  (4)
Columbia/HCA Healthcare Corp.:
 6.87% 2003                                                                                     4,425        4,544
 7.15% 2004                                                                                     4,050        4,188
 6.91% 2005                                                                                    17,345       17,834
 8.85% 2007                                                                                     4,616        5,081
 7.25% 2008                                                                                     5,000        5,171
 6.95% 2012                                                                                     7,000        7,018
Compaq Computer Corp. 6.20% 2003                                                               14,500       14,679
CompuCredit Credit Card Master Note Business                                                   10,000        9,868
Trust, Series 2001-A, 2.25% 2008 (1)  (4)  (5)
Consumer Credit Reference Index Securities                                                      5,000        5,012
Program Trust, Series 2002-1, 3.99%
 2007 (1)  (4)  (5)
Container Corp. of America 9.75% 2003                                                           3,500        3,570
Continental Airlines, Inc.: (4)
 Series 1997-1, Class C-1, 7.42%  2007 (5)                                                      1,661        1,593
 Series 2001-1, Class B,  7.373% 2015                                                           1,000          980
 Series 1997-4, Class A, 6.90% 2018                                                             4,396        4,248
 Series 2000-1, Class A-1, 8.048% 2020                                                          7,687        7,789
 Series 2000-1, Class B, 8.388% 2020                                                            5,432        5,251
Continental Auto Receivables Owner Trust,                                                       8,250        8,585
 Series 2000-A, Class A-4, MBIA Insured,
 7.42% 2004 (1)  (4)
Corporacion Andina de Fomento 6.875% 2012 (1)                                                   3,000        3,017
Cox Radio, Inc. 6.625% 2006                                                                    13,825       13,783
CS First Boston Mortgage Securities Corp.,                                                      6,550        6,702
 Series 1998-C1, Class C, 6.78% 2040 (4)
Delta Air Lines, Inc.:
 7.779% 2012                                                                                    4,000        4,017
 1991 Equipment Certificates Trust, Series K,                                                   2,000        1,740
 10.00% 2014 (1)  (4)
Ford Motor Credit Co.:
 6.875% 2006                                                                                   15,000       15,181
 7.375% 2011                                                                                   15,000       15,101
Fort James Corp. 6.875% 2007                                                                   10,050        9,592
Fox/Liberty Networks, LLC, FLN Finance, Inc. 8.875% 2007                                       15,000       15,450
France Telecom 7.20% 2006 (5)                                                                  10,000       10,194
General Motors Acceptance Corp. 6.125% 2006                                                    15,000       15,165
GMAC Commercial Mortgage Securities, Inc.,                                                     14,595       14,721
 Series 1998-C1, Class D, 6.974% 2030 (4)
Harrah's Operating Co., Inc. 7.125% 2007                                                        7,000        7,221
HEINZ (H.J.) Co. 6.00% 2012 (1)                                                                 5,000        4,898
Household Finance Corp.:
 6.50% 2006                                                                                    20,000       20,318
 5.75% 2007                                                                                     5,000        4,929
 6.40% 2008                                                                                    15,000       14,968
Humana Inc. 7.25% 2006                                                                         10,000       10,212
International Paper Co. 6.75% 2011                                                             10,000       10,165
J.P. Morgan Mortgage 4.25% 2031 (1)  (4)                                                        5,660        5,614
Jet Equipment Trust, Series 1995-B,                                                             5,000        2,750
 Class C, 9.71% 2015 (1)  (4)
Kellogg Co. 6.00% 2006                                                                          5,750        5,902
Kraft Foods Inc. 4.625% 2006                                                                    1,000          982
Liberty Media Corp. 7.875% 2009                                                                12,000       11,919
MGM Mirage, Inc. 8.50% 2010                                                                     5,000        5,323
Midland Cogeneration Venture LP, Secured                                                          437          440
 Lease Obligation Bonds, Series C-91,
 10.33% 2002 (4)
MMCA Auto Owner Trust: (4)
 Series 2000-2, Class B, 7.42% 2005                                                             8,000        8,548
 Series 2001-3, Class B, 2.81% 2008 (5)                                                         5,000        5,008
 Series 2002-1, Class C, 6.20% 2010                                                             1,500        1,512
Money Store Residential Trust 1997-1,                                                          13,797       14,059
 Class M-1, 7.085% 2016 (4)
Monumental Global Funding Trust II: (1)
 2001-A, Series A, 6.05% 2006                                                                  15,000       15,466
 2002-A, Series A, 5.20% 2007                                                                  35,000       34,761
Morgan Stanley Dean Witter Capital I Trust,                                                    19,311       19,446
 Series 2001-TOP5, Class A-1, 5.02% 2035 (4)
Motorola, Inc.:
 6.75% 2006                                                                                     6,500        6,473
  7.625% 2010                                                                                  10,000        9,809
 8.00% 2011                                                                                    19,750       19,746
Nabisco, Inc. 6.375% 2035 (5)                                                                  10,020       10,325
Nationwide Life Insurance Company 5.35% 2007 (1)                                               22,500       22,418
Norfolk Southern Corp. 6.00% 2008                                                               5,000        5,007
NPF XII, Inc., Health Care Receivables
 Securitization Program, Class A: (1) (4)
 Series 2001-1, 2.488% 2004 (5)                                                                 3,000        3,001
 Series 2001-3, 5.52% 2007                                                                      5,000        4,933
PanAmSat Corp. 6.00% 2003                                                                       5,000        4,993
PCCW-HKT Capital Ltd. 7.75% 2011 (1)                                                           10,000       10,172
PDVSA Finance Ltd. 8.75% 2004 (4)                                                                 504          501
Pegasus Aviation Lease Securitization: (1) (4)
 Series 2000-1:
  Class A-1,  2.475% 2015 (5)                                                                   8,846        8,315
  Class A-2, 8.37% 2030                                                                         1,000          870
 Series 2001-1, Class B-2, 7.27% 2031                                                           3,915        3,054
Pemex Finance Ltd. 8.875% 2010 (4)                                                             12,427       13,799
Powertel, Inc. 11.125% 2007                                                                     2,840        3,010
VoiceStream Wireless Corp. 10.375% 2009                                                        20,914       22,883
Prestige Auto Receivables Trust, Series 2001-1A,                                                4,573        4,644
 Class A, FSA Insured, 5.26% 2009 (1)  (4)
Providian Master Trust, Series 2000-3, Class C,                                                 5,000        5,157
 7.60% 2007 (1)  (4)
Prudential Holdings, LLC, Series C, 8.695% 2023 (1)                                            23,000       24,416
Qwest Capital Funding, Inc. 7.75% 2006                                                         15,205       11,993
Royal Caribbean Cruises Ltd.:
 7.25% 2006                                                                                     4,500        4,275
 8.75% 2011                                                                                     2,500        2,425
Salomon Brothers Commercial Mortgage Trust,                                                    18,780       18,894
 Series 2001-C2, Class A-1, 4.482% 2006 (4)
SBC Communications Inc. 5.75% 2006                                                             19,900       20,340
Security National Mortgage Loan Trust,                                                          6,800        7,029
 Series 2000-1, Class A-2, 8.75% 2024 (1)  (4)
Southwest Airlines Co.:
 Series 2001-1, Class A2, 5.496% 2006 (4)                                                       1,400        1,388
 Series 2001-1, Class B, 6.126% 2006 (4)                                                        8,500        8,473
 6.50% 2012                                                                                     6,950        6,954
Sprint Capital Corp.:
 6.00% 2007                                                                                    10,000        9,235
 8.375% 2012 (1)                                                                               10,000        9,854
Starwood Asset Receivables Trust, Series 2000-1,                                               10,000        9,990
 Class D, 3.30% 2022 (1)  (4)  (5)
Structured Asset Securities Corp., Series                                                       7,804        8,389
 1998-RF2, Class A, 8.522% 2027 (1)  (4)  (5)
TELUS Corp. 8.00% 2011                                                                          1,100        1,107
Tobacco Settlement Financing Corp.,                                                            10,000        9,925
 Series 2001-A, 6.36% 2025 (4)
Toys "R" Us, Inc. 7.625% 2011                                                                   2,580        2,400
TRW Inc. 8.75% 2006                                                                            10,000       10,727
Unilever Capital Corp. 6.875% 2005                                                             20,000       21,319
Union Pacific Corp. 6.50% 2012                                                                  5,000        5,020
USA Education, Inc. 5.625% 2007                                                                20,000       20,224
Verizon Wireless Capital LLC 5.375% 2006 (1)                                                   57,000       54,519
Viacom Inc.:
 5.625% 2007                                                                                   25,000       24,912
 6.625% 2011                                                                                   15,000       15,107
Vodafone Group PLC:
 7.625% 2005                                                                                   20,000       21,410
 7.75% 2010                                                                                     2,000        2,139
WCG Note Trust 8.25% 2004 (1)                                                                  25,000       25,165
Wells Fargo & Co. 5.125% 2007                                                                  20,000       19,891
Williams Companies, Inc.:
 7.125% 2011                                                                                   30,000       29,051
 8.125% 2012 (1)                                                                               18,100       18,511
Williams Holdings of Delaware, Inc.:
 6.25% 2006                                                                                    20,000       19,362
 6.50% 2008                                                                                     2,500        2,364
World Omni Master Owner Trust, Series 2000-1,                                                   6,000        6,000
 Class B, 2.31% 2005 (4)  (5)
Xerox Equipment Lease Owner Trust, Series 2001-1,                                               3,767        3,795
 Class A, 3.86% 2008 (1)  (4)  (5)
                                                                                                         1,496,651
U.S. Treasury Notes & Bonds  -  9.34%
 6.50% May 2002                                                                               100,000      100,391
 10.75% May 2003                                                                              150,000      162,820
 11.125% August 2003                                                                          121,000      134,045
 11.875% November 2003                                                                        110,000      124,832
 7.25% May 2004                                                                               200,000      215,624
 6.50% May 2005                                                                                 7,500        8,067
 3.375% January 2007 (7)                                                                       11,221       11,642
 8.375% August 2008                                                                            43,000       46,030
 8.75% November 2008                                                                          100,000      108,469
 Principal Strip 0% November 2021                                                               3,850        1,205
 6.375% August 2027                                                                             9,000        9,745
 Principal Strip 0% November 2027                                                               2,335          526
                                                                                                           923,396

Governments & governmental authorities - 1.34%
Fannie Mae: (4)
 6.00% 2017 (8)                                                                                 3,000        3,039
 6.00% 2016-2032                                                                               54,821       55,446
6.00% 2016                                                                                     16,161       16,373
6.00% 2017                                                                                      9,880       10,010
6.00% 2017                                                                                     25,000       25,328
6.00% 2032                                                                                      3,780        3,735
 6.50% 2031                                                                                     7,482        7,570
 6.50% 2032 (8)                                                                                 3,000        3,036
 7.00% 2016-2030                                                                                8,078        8,352
7.00% 2016                                                                                      1,414        1,477
7.00% 2030                                                                                      6,664        6,875
 7.50% 2032 (8)                                                                                 7,000        7,308
Fannie Mae 7.125% 2005                                                                         30,000       32,484
Fannie Mae Trust, Series 2001-50,                                                               2,771        2,867
 Class BA, 7.00% 2041 (4)
Fannie Mae Whole Loan 7.50% 2032 (4) (8)                                                        2,200        2,320
Government National Mortgage Assn. 6.50% 2032 (4)                                              10,000       10,128
                                                                                                           132,550


Total fixed income securities (cost: $2,537,533,000)                                                     2,552,597



                                                                                           Principal       Market
                                                                                              amount        value
Short-term securities                                                                          (000)        (000)
Federal agency discount notes  -  2.65%
Fannie Mae 1.75%-1.875% due 5/29 - 7/24/2002                                                 $78,514      $78,263
Fannie Mae due 5/29-7/24/2002                                                                  78,514       78,264
Federal Farm Credit Banks 1.74% due 5/10/2002                                                  15,800       15,792
Federal Farm Credit Bank due 5/10/2002                                                         15,800       15,792
Federal Home Loan Bank 1.75%-1.86% due 6/12-7/17/2002                                          60,900       60,708
Federal Home Loan Bank due 6/12-7/17/2002                                                      60,900       60,708
Freddie Mac 1.79%-1.87% due 5/21 - 8/1/2002                                                   106,988      106,630
Freddie Mac due 5/21-8/1/2002                                                                 106,988      106,628
                                                                                                           261,393

Corporate short-term notes  -  3.66%
Abbott Laboratories Inc. 1.73%-1.80% due 5/1-5/23/2002 (1)                                     40,200       40,174
Archer Daniels Midland Co. 1.80% due 7/22/2002 (1)                                             25,000       24,896
Ciesco L.P. 1.77%-1.83% due 5/7-6/24/2002 (1)                                                  74,400       74,322
Coca-Cola Co. 1.81% due 5/22/2002                                                              25,000       24,972
FCAR Owner Trust 1.86% due 6/4/2002                                                            13,000       12,976
General Electric Capital Corp. 1.84%-1.92%                                                     47,600       47,574
 due 5/1-5/17/2002
Pfizer Inc 1.86% due 6/17/2002 (1)                                                             19,600       19,551
Procter & Gamble Co. 1.79% due 5/10/2002 (1)                                                    8,000        7,996
SBC Communications Inc. 1.83% due 5/14/2002 (1)                                                27,500       27,480
Triple-A One Funding Corp. 1.77%-1.83%                                                         41,226       41,199
 due 5/3-5/20/2002 (1)
Verizon Network Funding Co. 1.76%-1.84%                                                        41,000       40,939
 due 5/2-6/11/2002
                                                                                                           362,079

U.S. Treasuries -  0.14%
U.S. Treasury Bills 1.725% due 5/23/2002                                                       14,000       13,985
                                                                                                            13,985

Total short-term securities (cost: $637,449,000)                                                           637,457


Total investment securities (cost: $8,448,756,000)                                                       9,892,560
Excess of payables over cash and receivables                                                                 6,757

Net assets                                                                                              $9,885,803

(1) Purchased in a private placement transaction;
 resale may be
    limited to qualified institutional buyers;
 resale to the public
    may require registration.
(2) The fund owns 5.96%, 6.14% and 8.31% of the outstanding voting securities of Michael Page
 International PLC, WD-40 Co., and
     Capital & Regional PLC, respectively,
 and thus is considered an affiliate of these companies as defined under the Investment
Company Act of 1940.
(3) Non-income-producing security.
(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are
    periodically made.  Therefore,
 the effective maturities
    are shorter than the stated maturities.
(5) Coupon rate may change periodically.
(6) Valued under procedures established
 by the Board of Directors.
(7) Index-linked bond whose principal
 amount moves with a government
    retail price index.
(8) This security has been segregated to cover funding requirements on investment transactions settling in the future.


ADR = American Depositary Receipts

See Notes to Financial Statements

Capital Income Builder
Financial statements
(dollars and shares in thousands,
 except per-share amounts)
Statement of assets and liabilities                                                                    unaudited
at April 30, 2002

Assets:
 Investment securities at market:
  Unaffiliated issuers (cost: $8,354,031)                                               $9,783,188
  Affiliated issuers (cost: $94,725)                                                       109,372    $9,892,560
 Receivables for:
  Sales of investments                                                                      72,732
  Sales of fund's shares                                                                    37,608
  Dividends and interest                                                                    83,830       194,170
                                                                                                      10,086,730
Liabilities:
 Payables for:
  Purchases of investments                                                                 140,824
  Repurchases of fund's shares                                                               4,973
  Dividends on fund's shares                                                                48,097
  Investment advisory services                                                               2,478
  Services provided by affiliates                                                            3,985
  Deferred Directors' compensation                                                             451
  Other fees and expenses                                                                      119       200,927
Net assets at April 30, 2002                                                                          $9,885,803

Net assets consist of:
 Capital paid in on shares of capital stock                                                           $8,209,896
 Distributions in excess of net investment income                                                        (37,699)
 Undistributed net realized gain                                                                         269,509
 Net unrealized appreciation                                                                           1,444,097
Net assets at April 30, 2002                                                                          $9,885,803

Total authorized capital stock -
400,000 shares, $.01 par value
                                                                                                       Net asset
                                                                           Net              Shares     value per
                                                                        assets         outstanding         share
                                                                                                             (1)
Class A                                                             $9,390,514             206,625         $45.45
Class B                                                                239,884               5,278          45.45
Class C                                                                189,785               4,176          45.45
Class F                                                                 54,941               1,209          45.45
Class 529-A                                                              6,820                 150          45.45
Class 529-B                                                              1,202                  26          45.45
Class 529-C                                                              2,477                  55          45.45
Class 529-E                                                                180                   4          45.45
(1) Maximum offering price and redemption price
per share were equal to the net asset value
per share for all share classes, except
for Class A and Class 529-A, for which the
maximum offering prices per share
 were $48.22 for each.


See Notes to Financial Statements
                     (dollars in thousands)
Statement of operations
for the six months ended April 30, 2002
Investment income:                                                                                     unaudited
 Income:
  Dividends (net of non-U.S. withholding tax of)                                          $144,064
  $5,398; also includes $788 from affiliates)
  Interest                                                                                  69,326      $213,390

 Fees and expenses:
  Investment advisory services                                                              13,776
  Distribution services                                                                     12,025
  Transfer agent services                                                                    2,930
  Administrative services                                                                      138
  Reports to shareholders                                                                      191
  Registration statement and prospectus                                                        229
  Postage, stationery and supplies                                                             526
  Directors' compensation                                                                      146
  Auditing and legal                                                                            58
  Custodian                                                                                    600
  State and local taxes                                                                        104
  Other                                                                                          7        30,730
 Net investment income                                                                                   182,660

Net realized gain and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized gain on:
  Investments                                                                              262,275
  Non-U.S. currency transactions                                                               210       262,485
 Net unrealized appreciation on:
  Investments                                                                              336,599
  Non-U.S. currency translations                                                               304       336,903
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                 599,388
Net increase in net assets resulting
 from operations                                                                                        $782,048



See Notes to Financial Statements





Statement of changes in net assets                                                     (dollars in    thousands)

                                                                                        Six months    Year ended
                                                                                   ended April 30,   October 31,
                                                                                             2002*           2001
Operations:
 Net investment income                                                                    $182,660      $343,062
 Net realized gain on investments and
  non-U.S. currency transactions                                                           262,485       264,462
 Net unrealized appreciation (depreciation)
  on investments and non-U.S.                                                              336,903       (72,028)
 currency translations
  Net increase in net assets
   resulting from operations                                                               782,048       535,496

Dividends and distributions paid to
 shareholders:
  Dividends from net investment income                                                    (202,280)     (367,789)
  Distributions from net realized gain
   on investments                                                                         (224,285)     (157,572)
    Total dividends and distributions paid
     to shareholders                                                                      (426,565)     (525,361)

Capital share transactions                                                               1,273,382       860,319

Total increase in net assets                                                             1,628,865       870,454

Net assets:
 Beginning of period                                                                     8,256,938     7,386,484
 End of period (including
  distributions in excess of
  net investment income: ($37,699) and ($18,079),
  respectively)                                                                         $9,885,803    $8,256,938

*unaudited



See Notes to Financial Statements


Notes to financial statements
unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Capital Income Builder, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a growing dividend together with a current yield which exceeds that paid by U.S. stocks generally. Additionally, the fund seeks to provide a growing stream of income and growth of capital over the years.

The fund offers nine share classes consisting of four retail share classes and five CollegeAmerica savings plan share classes. The CollegeAmerica savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The fund's share classes are described below:

SHARE CLASS               INITIAL          CONTINGENT DEFERRED SALES        CONVERSION FEATURE
                          SALES CHARGE     CHARGE UPON REDEMPTION

Class A and               Up to 5.75%      None                             None
Class 529-A

Class B and               None             Declines from 5% to zero for     Class B and Class 529-B
                                           redemptions within six years     convert to Class A and
                                           of purchase                      Class 529-A, respectively,
                                                                            after eight years.


Class C                   None             1% for redemptions within one    Class C converts to Class F
                                           year of purchase                 after 10 years

Class 529-C               None             1% for redemptions within one    None
                                           year of purchase

Class 529-E               None             None                             None

Class F and               None             None                             None
Class 529-F(1)


(1) As of April 30, 2002, there were no Class 529-F shares outstanding.


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

SECURITY VALUATION - Equity securities are valued at the last reported sale price on the broadest and most representative exchange or market on which such securities are traded, as determined by the fund's investment adviser, as of the close of business or, lacking any sales, at the last available bid price. Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On November 1, 2001, the fund began amortizing premium on fixed-income securities to comply with a recent change in accounting principles generally accepted in the United States of America. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the accompanying financial statements. Therefore, the undistributed net investment income amounts are primarily composed of these adjustments which were based on the fixed-income securities held by the fund on November 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle for financial accounting purposes will not affect the amount of distributions paid to shareholders.

CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions are based on net investment income and net realized gain determined on a tax basis which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; and amortization of premiums or discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of April 30, 2002, the cost of investment securities for federal income tax purposes was $8,448,756,000.

As of April 30, 2002, the components of distributable earnings on a tax basis were as follows:
(dollars in thousands)

Distributions in excess of net investment income                       (7,649)

Undistributed long-term gains/losses                                   248,233

Unrealized appreciation                                                1,573,795

Unrealized depreciation                                                (129,991)


The tax character of distributions paid was as follows (dollars in thousands):

Six months ended April 30, 2002
                                                             Distributions from     ordinary income
                                                                            Net          Short-term
Share class                                                   investment income       capital gains
Class A                                                        $        196,182                  -
Class B                                                                   3,194                  -
Class C                                                                   2,187                  -
Class F                                                                     684                  -
Class 529-A(1)                                                               23                  -
Class 529-B(1)                                                                3                  -
Class 529-C(1)                                                                7                  -
Class 529-E(1)                                                              -*                   -
Total                                                          $        202,280                  -

                                                                  Distributions               Total
                                                                 from long-term       distributions
Share class                                                       capital gains                paid
Class A                                                        $        217,768       $     413,950
Class B                                                                   3,646               6,840
Class C                                                                   2,288               4,475
Class F                                                                     583               1,267
Class 529-A(1)                                                               -                   23
Class 529-B(1)                                                               -                    3
Class 529-C(1)                                                               -                    7
Class 529-E(1)                                                               -                  -*
Total                                                          $        224,285       $     426,565



Year ended October 31, 2001
                                                             Distributions from     ordinary income
                                                                            Net          Short-term
                                                              investment income       capital gains
Class A                                                        $        364,692                  -
Class B                                                                   2,269                  -
Class C(2)                                                                  658                  -
Class F(2)                                                                  170                  -
Total                                                          $        367,789                  -

                                                                  Distributions               Total
                                                                 from long-term       distributions
                                                                  capital gains                paid
Class A                                                        $        157,097       $     521,789
Class B                                                                     475               2,744
Class C(2)                                                                   -                  658
Class F(2)                                                                   -                  170
Total                                                          $        157,572       $     525,361


 *Amount less than 1,000.
(1) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning February 15, 2002.
(2) Class C and Class F shares were
offered beginning March 15, 2001.


4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.150% on such assets in excess of $8 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended April 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.311% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes. Under the plans, the Board of Directors approves certain categories of expenses which are used to finance activities primarily intended to sell fund shares.

The plans provide for annual expenses, based on average daily net assets of up to 0.30% for Class A shares; up to 0.50% for Class 529-A shares; 1.00% for Class B, Class 529-B, Class C and Class 529-C shares; 0.75% for Class 529-E shares; and up to 0.50% for Class F and Class 529-F shares. In some cases, the Board of Directors approved expense amounts lower than plan limits.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Additionally, the Board of Directors has approved the following categories of distribution expenses:

CLASS A AND CLASS 529-A - Dealers and wholesalers receive commissions from AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. Although the Class 529-A plan has an annual expense limit of 0.50% of average daily net assets, currently the expense is limited to 0.30% of such assets. As of April 30, 2002, unreimbursed expenses which remain subject to reimbursement totaled $6,000 for Class 529-A. There were no unreimbursed expenses which remain subject to reimbursement for Class A.

CLASS B, CLASS 529-B, CLASS C AND CLASS 529-C - Each class pays AFD annual fees of 0.75% of its respective average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS 529-E - AFD is paid annual fees of 0.25% of average daily net assets to compensate dealers and wholesalers for shares sold.

CLASS F AND CLASS 529-F- Although the plan has an annual expense limit of 0.50% of its respective average daily net assets, currently there are no additional approved categories of expense for these classes.

TRANSFER AGENT SERVICES - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder record keeping, communications and transaction processing. AFS is compensated for transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% based on its respective average daily net assets, plus amounts payable for certain transfer agency services. CRMC may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan.

Expenses under the agreements described above for the six months ended April 30, 2002, are as follows (dollars in thousands):


FUND SHARE CLASSES           DISTRIBUTION          TRANSFER AGENT            ADMINISTRATIVE SERVICES
                             SERVICES              SERVICES

Class A                      $10,550               $2,863                    Not applicable

Class B                       840                   67                       Not applicable

Class C                       591                  Not applicable            $105

Class F                       39                   Not applicable             32

Class 529-A                   2                    Not applicable             1

Class 529-B                   1                    Not applicable             -*

Class 529-C                   2                    Not applicable             -*

Class 529-E                   -*                   Not applicable             -*


*Amount less than 1,000.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

 5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Six months ended April 30, 2002


Share class                                                           Sales
                                                                     Amount      Shares
Class A                                                       $   1,010,890      22,902
Class B                                                             114,283       2,586
Class C                                                             119,492       2,704
Class F                                                              38,370         866
Class 529-A(1)                                                        6,762         151
Class 529-B(1)                                                        1,198          26
Class 529-C(1)                                                        2,442          55
Class 529-E(1)                                                          179           4
Total net increase (decrease) in fund                         $   1,293,616      29,294

                                                            Reinvestment of
                                                              dividends and
Share class                                                   distributions
                                                                     Amount      Shares
Class A                                                       $     369,398       8,552
Class B                                                               5,804         134
Class C                                                               3,717          86
Class F                                                                 931          22
Class 529-A(1)                                                            3        - *
Class 529-B(1)                                                            1        - *
Class 529-C(1)                                                            1        - *
Class 529-E(1)                                                         - *         - *
Total net increase (decrease) in fund                         $     379,855       8,794



Share class                                                     Repurchases
                                                                     Amount      Shares
Class A                                                       $    (386,635)     (8,777)
Class B                                                              (5,859)       (133)
Class C                                                              (4,852)       (110)
Class F                                                              (2,703)        (62)
Class 529-A(1)                                                          (26)         (1)
Class 529-B(1)                                                          (13)       - *
Class 529-C(1)                                                           (1)       - *
Class 529-E(1)                                                         - *         - *
Total net increase (decrease) in fund                         $    (400,089)     (9,083)



Share class                                                    Net increase
                                                                     Amount      Shares
Class A                                                             993,653      22,677
Class B                                                             114,228       2,587
Class C                                                             118,357       2,680
Class F                                                              36,598         826
Class 529-A(1)                                                        6,739         150
Class 529-B(1)                                                        1,186          26
Class 529-C(1)                                                        2,442          55
Class 529-E(1)                                                          179           4
Total net increase (decrease) in fund                         $   1,273,382      29,005

Year ended October 31, 2001


                                                                      Sales
                                                                     Amount      Shares
Class A                                                       $   1,034,028      23,199
Class B                                                             104,283       2,335
Class C(2)                                                           67,893       1,517
Class F(2)                                                           18,945         424
Total net increase (decrease) in fund                         $   1,225,149      27,475


                                                            Reinvestment of
                                                              dividends and
                                                              distributions
                                                                     Amount      Shares
Class A                                                       $     448,473      10,318
Class B                                                               1,959          45
Class C(2)                                                              338           8
Class F(2)                                                               74           2
Total net increase (decrease) in fund                         $     450,844      10,373




                                                                Repurchases
                                                                     Amount      Shares
Class A                                                       $    (807,473)    (18,203)
Class B                                                              (5,014)       (113)
Class C(2)                                                           (1,274)        (29)
Class F(2)                                                           (1,913)        (43)
Total net increase (decrease) in fund                         $    (815,674)    (18,388)




                                                               Net increase
                                                                     Amount      Shares
Class A                                                       $     675,028      15,314
Class B                                                             101,228       2,267
Class C(2)                                                           66,957       1,496
Class F(2)                                                           17,106         383
Total net increase (decrease) in fund                         $     860,319      19,460

* Amount less than 1,000.
(1) Class 529-A, Class 529-B, Class 529-C and Class 529-E shares were offered beginning February 15, 2002.
(2) Class C and Class F shares were
offered beginning March 15, 2001.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of April 30, 2002, the total value of restricted securities was $699,253,000, which represents 7.07% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,836,626,000 and $1,504,013,000, respectively, during the six months ended April 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended April 30, 2002, the custodian fee of $600,000 includes $27,000 that was offset by this reduction rather than paid in cash.

Financial Highlights (1)


                                                               Net asset
                                                                   value,
                                                                beginning
                                                                of period
Class A:
 Six months ended 4/30/2002 (2)                                 $   43.80
 Year ended 10/31/2001                                               43.69
 Year ended 10/31/2000                                               44.90
 Year ended 10/31/1999                                               48.40
 Year ended 10/31/1998                                               46.14
 Year ended 10/31/1997                                               39.70
Class B:
 Six months ended 4/30/2002 (2)                                      43.80
 Year ended 10/31/2001                                               43.69
 Period from 3/15/2000 to 10/31/2000                                 40.33
Class C:
 Six months ended 4/30/2002 (2)                                      43.80
 Period from 3/15/2001 to 10/31/2001                                 44.15
Class F:
 Six months ended 4/30/2002 (2)                                      43.80
 Period from 3/15/2001 to 10/31/2001                                 44.15
Class 529-A:
 Period from 2/19/2002 to 4/30/2002 (2)                              43.06
Class 529-B:
 Period from 2/15/2002 to 4/30/2002 (2)                              43.33
Class 529-C:
 Period from 2/20/2002 to 4/30/2002 (2)                              43.12
Class 529-E:
 Period from 3/1/2002 to 4/30/2002 (2)                               43.74

                                                                   Income     from investment       operations
                                                                                         Net
                                                                               gains (losses)
                                                                                on securities      Total from
                                                                     Net       (both realized       investment
                                                               investment                 and
                                                              income  (3)     unrealized) (3)       operations
Class A:
 Six months ended 4/30/2002 (2)                                      $.91               $2.92            $3.83
 Year ended 10/31/2001                                               1.94                1.19             3.13
 Year ended 10/31/2000                                               1.99                 .26             2.25
 Year ended 10/31/1999                                               1.93                (.70)            1.23
 Year ended 10/31/1998                                               2.09                3.87             5.96
 Year ended 10/31/1997                                               1.74                7.20             8.94
Class B:
 Six months ended 4/30/2002 (2)                                       .76                2.90             3.66
 Year ended 10/31/2001                                               1.60                1.19             2.79
 Period from 3/15/2000 to 10/31/2000                                  .96                3.44             4.40
Class C:
 Six months ended 4/30/2002 (2)                                       .74                2.90             3.64
 Period from 3/15/2001 to 10/31/2001                                  .81                (.14)             .67
Class F:
 Six months ended 4/30/2002 (2)                                       .91                2.89             3.80
 Period from 3/15/2001 to 10/31/2001                                  .99                (.14)             .85
Class 529-A:
 Period from 2/19/2002 to 4/30/2002 (2)                               .38                2.40             2.78
Class 529-B:
 Period from 2/15/2002 to 4/30/2002 (2)                               .35                2.12             2.47
Class 529-C:
 Period from 2/20/2002 to 4/30/2002 (2)                               .31                2.34             2.65
Class 529-E:
 Period from 3/1/2002 to 4/30/2002 (2)                                .32                1.70             2.02

                                                                Dividends                 and    distributions

                                                                Dividends
                                                                (from net       Distributions
                                                               investment       (from capital            Total
                                                                  income)              gains)    distributions
Class A:
 Six months ended 4/30/2002 (2)                                    ($1.01)             ($1.17)          ($2.18)
 Year ended 10/31/2001                                              (2.08)               (.94)           (3.02)
 Year ended 10/31/2000                                              (1.92)              (1.54)           (3.46)
 Year ended 10/31/1999                                              (1.92)              (2.81)           (4.73)
 Year ended 10/31/1998                                              (2.09)              (1.61)           (3.70)
 Year ended 10/31/1997                                              (1.77)               (.73)           (2.50)
Class B:
 Six months ended 4/30/2002 (2)                                      (.84)              (1.17)           (2.01)
 Year ended 10/31/2001                                              (1.74)               (.94)           (2.68)
 Period from 3/15/2000 to 10/31/2000                                (1.04)                  -            (1.04)
Class C:
 Six months ended 4/30/2002 (2)                                      (.82)              (1.17)           (1.99)
 Period from 3/15/2001 to 10/31/2001                                (1.02)                  -            (1.02)
Class F:
 Six months ended 4/30/2002 (2)                                      (.98)              (1.17)           (2.15)
 Period from 3/15/2001 to 10/31/2001                                (1.20)                  -            (1.20)
Class 529-A:
 Period from 2/19/2002 to 4/30/2002 (2)                              (.39)                  -             (.39)
Class 529-B:
 Period from 2/15/2002 to 4/30/2002 (2)                              (.35)                  -             (.35)
Class 529-C:
 Period from 2/20/2002 to 4/30/2002 (2)                              (.32)                  -             (.32)
Class 529-E:
 Period from 3/1/2002 to 4/30/2002 (2)                               (.31)                  -             (.31)



                                                                Ratio of            Ratio of
                                                                 expenses          net income
                                                               to average          to average
                                                               net assets          net assets
Class A:
 Six months ended 4/30/2002 (2)                                  .67% (6)           4.15% (6)
 Year ended 10/31/2001                                                .66                4.36
 Year ended 10/31/2000                                                .67                4.67
 Year ended 10/31/1999                                                .64                4.15
 Year ended 10/31/1998                                                .64                4.35
 Year ended 10/31/1997                                                .65                4.04
Class B:
 Six months ended 4/30/2002 (2)                                  1.43 (6)           3.41 (6)
 Year ended 10/31/2001                                               1.41                3.35
 Period from 3/15/2000 to 10/31/2000                                 1.44                3.90
Class C:
 Six months ended 4/30/2002 (2)                                 1.53 (6)            3.33 (6)
 Period from 3/15/2001 to 10/31/2001                                 1.51                2.98
Class F:
 Six months ended 4/30/2002 (2)                                   .80 (6)           4.05 (6)
 Period from 3/15/2001 to 10/31/2001                                  .80                3.70
Class 529-A:
 Period from 2/19/2002 to 4/30/2002 (2)                               .18                 .85
Class 529-B:
 Period from 2/15/2002 to 4/30/2002 (2)                               .34                 .77
Class 529-C:
 Period from 2/20/2002 to 4/30/2002 (2)                               .31                 .70
Class 529-E:
 Period from 3/1/2002 to 4/30/2002 (2)                                .19                 .70

Supplemental data - all classes
                                                               Six months
                                                                    ended
                                                                April 30,
                                                                 2002 (2)

Portfolio turnover rate                                                18%

                                                                     Year               ended       October 31


                                                                     2001                2000             1999

                                                                       37%                 41%              21%


                                                                     1998                1997

                                                                       24%                 28%


(1) Based on operations for the period shown
(unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Unaudited.
(3) Years ended 1999, 1998 and 1997 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales
charges, including contingent deferred
sales charges.
(5) Amount less than 1 million.
(6) Annualized.

OTHER SHARE CLASS RESULTS
unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2002 (the most recent calendar quarter):

                                                             One year          Life of class

CLASS B SHARES:
Reflecting applicable contingent
deferred sales charge (CDSC),
maximum of 5%, payable only if
shares are sold within six years
of purchase                                                  +3.81%            +10.39%/1/
Not reflecting CDSC                                          +8.81%            +12.14%/1/
CLASS C SHARES:
Reflecting CDSC, maximum of 1%,
payable only if shares are sold
within one year of purchase                                  +7.63%            +8.10%/2/
Not reflecting CDSC                                          +8.63%            +8.10%/2/
CLASS F SHARES:
Not reflecting annual asset-based
fee charged by sponsoring firm                               +9.42%            +8.82%

CLASS 529 SHARES:

Results for these shares are not shown because of the brief time between their introduction on February 15, 2002, and the end of the period.

/1/Average annual compound return from March 15, 2000, when Class B shares first sold.
/2/Average annual compound return from March 15, 2001, when Class C and Class F shares first sold.


[logo - American Funds(sm)]

The right choice for the long term(sm)

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in Capital Income Builder. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.75% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.86% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.13% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of Capital Income Builder, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Litho in USA  DD/CG/5648
Lit. No. CIB-013-0602
Printed on recycled paper